UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	10/31/2010

Item 1.	Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 14.3%
$10,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The) 0.310%, 01/10/11	$10,000,000
5,000	BNP Paribas 0.426%, 10/20/11(c)	5,000,000
3,600	BNP Paribas/New York 0.466%, 09/21/11(c)	3,600,000
5,000	Chase Bank USA NA 0.240%, 11/15/10	5,000,000
20,000	Credit Agricole CIB/New York 0.300%, 02/01/11	20,000,000
3,000	Credit Agricole CIB SA 0.300%, 12/15/10	3,000,000
23,000	Lloyds Bank PLC/New York 0.380%, 11/10/10	23,000,287
5,000	Royal Bank of Canada 0.256%, 03/23/11(c)	5,000,011
5,000	Royal Bank of Scotland PLC (The) 0.300%, 02/04/11	5,000,000
4,000	Skandinaviska Enskilda Banken AB 0.450%, 11/10/10	4,000,000
8,000	Societe Generale 0.270%, 11/01/10	8,000,000
6,000	Sumitomo Mitsui Banking Corp./New York 0.310%, 01/12/11	6,000,000
6,000	Svenska Handelsbanken AB 0.260%, 01/11/11	6,000,000
7,000	Toronto Dominion Bank/New York 0.325%, 10/28/11(c)	7,000,000
10,000	UBS AG 0.250%, 01/14/11	10,000,000

		120,600,298

Commercial Paper 35.4%
6,000	Archer Daniels Midland, 144A 0.240%, 11/08/10(a)	5,999,720
5,000	0.250%, 11/29/10(a)	4,999,028
5,000	0.250%, 12/10/10(a)	4,998,646
11,000	BPCE SA, 144A 0.260%, 11/12/10(a)	10,999,126
4,000	Cargill, Inc., 144A 0.250%, 01/19/11(a) (original cost $3,997,417; purchased 10/18/10 )(b)(f)	3,997,806
8,000	Citigroup Funding, Inc. 0.240%, 11/04/10(a)	7,999,840
10,000	Commonwealth Bank of Australia, 144A 0.260%, 01/12/11(a)	9,994,800

Principal Amount (000)	Description	Value
8,000	Danske Corp., 144A 0.270%, 11/15/10(a)	7,999,160
7,000	0.300%, 11/29/10(a)	6,998,367
20,000	Deutsche Bank Financial LLC 0.270%, 01/24/11(a)	19,987,400
6,000	DnB NOR Bank ASA, 144A 0.375%, 08/29/11(c)	6,000,000
10,000	Electricite de France, 144A 0.250%, 11/30/10(a)	9,997,986
3,000	0.300%, 11/22/10(a)	2,999,475
8,000	ENI Coordination, 144A 0.240%, 11/02/10(a)	7,999,947
1,000	General Electric Capital Corp. 0.240%, 11/22/10(a)	999,860
2,000	HSBC USA, Inc. 0.250%, 01/03/11(a)	1,999,125
5,000	International Finance Corp. 0.210%, 11/09/10(a)	4,999,767
10,000	JPMorgan Chase & Co. 0.240%, 11/09/10(a)	9,999,467
25,000	Nestle Capital Corp., 144A 0.200%, 11/03/10(a)	24,999,722
18,000	New York Life Capital Corp., 144A 0.240%, 11/01/10(a)	18,000,000
4,000	Nordea North America 0.255%, 11/29/10(a)	3,999,207
5,000	0.260%, 01/04/11(a)	4,997,689
4,000	0.260%, 01/06/11(a)	3,998,093
11,500	Old Line Funding LLC, 144A 0.233%, 11/09/10(a)	11,499,405
1,095	0.250%, 11/01/10(a)	1,095,000
2,000	0.250%, 11/05/10(a)	1,999,945
3,000	0.250%, 12/03/10(a)	2,999,333
10,000	Procter & Gamble Co. (The), 144A 0.250%, 11/10/10(a)	9,999,375
3,000	Reckitt Benckiser TSY, 144A 0.270%, 01/07/11(a)	2,998,492
2,000	0.270%, 01/10/11(a)	1,998,950
1,000	0.320%, 02/02/11(a)	999,173
3,000	0.320%, 02/04/11(a)	2,997,467
5,000	Sanofi Aventis, 144A 0.240%, 11/24/10(a)	4,999,233
8,000	Standard Chartered Bank, 144A 0.300%, 11/02/10(a)	7,999,933
20,000	Straight-A Funding LLC, 144A 0.250%, 01/03/11(a)	19,991,250
6,677	0.250%, 01/04/11(a)	6,674,032
8,000	Total Capital Canada Ltd., 144A 0.220%, 11/30/10(a)	7,998,582
5,000	0.260%, 11/24/10(a)	4,999,170

Principal Amount (000)	Description	Value
3,000	Toyota Motor Credit Corp., 144A 0.320%, 01/27/11(a)	2,997,680
7,000	U.S. Bank National Association 0.230%, 11/24/10(a)	6,998,971
4,000	0.290%, 01/31/11(a)	3,997,068
6,000	Wal-Mart Stores, Inc., 144A 0.210%, 11/16/10(a)	5,999,475
4,000	0.220%, 11/08/10(a)	3,999,829

		298,206,594

Other Corporate Obligations 1.1%
5,000	Bank of America NA 0.356%, 01/27/11(c)	5,000,000
4,000	Rabobank Nederland NV/New York 0.346%, 09/13/11(c)	4,000,000

		9,000,000

Time Deposit 0.9%
8,000	US Bank National Association Euro 0.250%, 11/01/10	8,000,000

U.S. Government Agency Obligations 34.9%
10,000	Federal Home Loan Bank 0.161%, 07/20/11(c)	9,997,817
2,000	0.161%, 07/25/11(c)	1,999,189
8,000	0.161%, 08/25/11(c)	7,995,727
17,000	0.180%, 01/04/11(a)	16,994,560
15,000	0.185%, 01/07/11(a)	14,994,836
11,000	0.190%, 11/12/10(a)	10,999,361
3,000	0.200%, 11/05/10(a)	2,999,933
5,000	0.226%, 09/26/11(c)	5,000,696
5,000	0.375%, 01/06/11	4,999,731
5,000	0.400%, 01/04/11	4,999,865
50,000	Federal Home Loan Mortgage Corp. 0.170%, 11/16/10(a)	49,996,459
10,000	0.190%, 04/01/11(a)	9,992,031
4,000	0.195%, 12/28/10(a)	3,998,765
4,000	0.195%, 01/19/11(a)	3,998,288
4,000	0.195%, 01/24/11(a)	3,998,180
15,000	0.200%, 01/11/11(a)	14,994,083
4,700	0.200%, 01/14/11(a)	4,698,068
5,000	0.216%, 09/19/11(c)	5,000,008
4,000	0.230%, 04/19/11(a)	3,995,681
12,800	0.233%, 01/03/11(a)	12,794,789
10,000	0.240%, 01/31/11(a)	9,993,933
17,497	0.400%, 01/10/11(a)	17,483,289
4,000	Federal National Mortgage Association 0.170%, 11/15/10(a)	3,999,736
3,000	0.180%, 02/14/11(a)	2,998,425
15,000	0.190%, 11/10/10(a)	14,999,288
26,000	0.190%, 01/05/11(a)	25,991,080
4,000	0.216%, 09/19/11(c)	4,000,187
20,000	0.220%, 01/19/11(a)	19,990,344

		293,904,349

Principal Amount (000)	Description	Value
U.S. Government Treasury Securities 3.0%
20,000	U.S. Treasury Bill 0.198%, 03/24/11(a)	19,984,290
5,000	0.256%, 08/25/11(a)	4,989,481

		24,973,771

Repurchase Agreements 11.7%
25,000	Barclays Capital, Inc. 0.240%, dated 10/29/10, due 11/01/10 in the amount of $25,000,500 (cost $25,000,000)(d)	25,000,000
15,000	Goldman Sachs & Co. 0.230%, dated 10/26/10, due 11/02/10 in the amount of $15,000,671 (cost $15,000,000)(d)	15,000,000
15,000	UBS Securities LLC 0.210%, dated 10/27/10, due 11/03/10 in the amount of $15,000,613 (cost $15,000,000)(d)	15,000,000
44,067	UBS Securities LLC 0.230%, dated 10/29/10, due 11/01/10 in the amount of $44,067,845 (cost $44,067,000)(d)	44,067,000

		99,067,000

	Total Investments 101.3% (amortized cost $853,752,012)(e)	853,752,012
	Liabilities in excess of other assets (1.3%)	(10,702,441)

	Net Assets 100.0%	$843,049,571

The following abbreviation is used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Indicates a restricted security, the aggregate original cost of such security is $3,997,417. The aggregate value of $3,997,806 is approximately 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2010.
(d)	Repurchase agreements are collateralized by U.S. Government Agency and FDIC Guaranteed issuances.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(f)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$120,600,298	$—
Commerical Paper	—	298,206,594	—
Other Corporate Obligations	—	9,000,000	—
Time Deposit	—	8,000,000	—
U.S. Government Agency Obligations	—	293,904,349	—
U.S. Government Treasury Securities	—	24,973,771	—
Repurchase Agreements	—	99,067,000	—

Total	$—	$853,752,012	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.